UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330
         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL February 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total: $    202,927,318.45

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority

3M CO	                              Common Stock	88579Y101   5,389,276.20	65,940	      SOLE	    NONE      SOLE
ABB LTD-ADR	                      Common Stock	000375204     410,023.25	21,775	      SOLE	    NONE      SOLE
AGNICO-EAGLE MIN	              Common Stock	008474108     134,384.00	 3,700	      SOLE	    NONE      SOLE
ALLIANZ SE-ADR	                      Common Stock	018805101     175,999.95	18,585	      SOLE	    NONE      SOLE
ALLSTATE CORP	                      Common Stock	020002101   2,358,904.60	86,060	      SOLE	    NONE      SOLE
ALTRIA GROUP INC	              Common Stock	02209S103   8,316,676.75       280,495	      SOLE	    NONE      SOLE
AMERICAN ELECTRI	              Common Stock	025537101   5,248,435.50       127,050	      SOLE	    NONE      SOLE
AMGEN INC	                      Common Stock	031162100   5,209,678.35	81,135	      SOLE	    NONE      SOLE
AON CORP	                      Common Stock	037389103   4,608,864.00	98,480	      SOLE	    NONE      SOLE
APACHE CORP	                      Common Stock	037411105   4,372,296.60	48,270	      SOLE	    NONE      SOLE
ASTRAZENECA-ADR	                      Common Stock	046353108     465,214.50	10,050	      SOLE	    NONE      SOLE
AT&T INC	                      Common Stock	00206R102   3,103,652.16       102,634	      SOLE	    NONE      SOLE
AUST & NZ BK-ADR	              Common Stock	052528304	9,785.40	   470	      SOLE	    NONE      SOLE
AUTOZONE INC	                      Common Stock	053332102   3,985,757.05	12,265	      SOLE	    NONE      SOLE
BRISTOL-MYER SQB	              Common Stock	110122108   7,244,815.40       205,585	      SOLE	    NONE      SOLE
BT GROUP-SPON AD	              Common Stock	05577E101     477,500.40	16,110	      SOLE	    NONE      SOLE
CAN IMPL BK COMM	              Common Stock	136069101     322,046.50	 4,450	      SOLE	    NONE      SOLE
CHEVRON CORP	                      Common Stock	166764100   7,864,024.00	73,910	      SOLE	    NONE      SOLE
CREDIT SUISS-ADR	              Common Stock	225401108     159,664.00	 6,800	      SOLE	    NONE      SOLE
CVS CAREMARK COR	              Common Stock	126650100   6,820,251.10       167,245	      SOLE	    NONE      SOLE
DELHAIZE GRP-ADR	              Common Stock	29759W101     352,751.00	 6,260	      SOLE	    NONE      SOLE
DIAGEO PLC-ADR	                      Common Stock	25243Q205     624,615.90	 7,145	      SOLE	    NONE      SOLE
DR PEPPER SNAPPL	              Common Stock	26138E109      16,186.80	   410	      SOLE	    NONE      SOLE
ELI LILLY & CO	                      Common Stock	532457108   3,690,320.20	88,795	      SOLE	    NONE      SOLE
ENI SPA-ADR	                      Common Stock	26874R108     147,746.60	 3,580	      SOLE	    NONE      SOLE
EXXON MOBIL CORP	              Common Stock	30231G102   7,206,426.75	85,022	      SOLE	    NONE      SOLE
FOMENTO ECON-ADR	              Common Stock	344419106     663,639.20	 9,520	      SOLE	    NONE      SOLE
GENERAL DYNAMICS	              Common Stock	369550108   4,378,743.35	65,935	      SOLE	    NONE      SOLE
GENERAL MILLS IN	              Common Stock	370334104   2,820,618.00	69,800	      SOLE	    NONE      SOLE
GLAXOSMITHKL-ADR	              Common Stock	37733W105      21,446.10	   470	      SOLE	    NONE      SOLE
HEWLETT-PACKARD	                      Common Stock	428236103   3,088,186.08       119,883	      SOLE	    NONE      SOLE
HONEYWELL INTL	                      Common Stock	438516106   5,841,374.95       107,477	      SOLE	    NONE      SOLE
HSBC HOLDING-ADR	              Common Stock	404280406     228,219.00	 5,990	      SOLE	    NONE      SOLE
IBM	                              Common Stock	459200101   4,698,134.00	25,550	      SOLE	    NONE      SOLE
IMPERIAL TOB-ADR	              Common Stock	453142101     693,881.40	 9,210	      SOLE	    NONE      SOLE
JOHNSON&JOHNSON	                      Common Stock	478160104   5,389,692.30	82,185	      SOLE	    NONE      SOLE
KIMBERLY-CLARK	                      Common Stock	494368103   5,596,812.60	76,085	      SOLE	    NONE      SOLE
KRAFT FOODS INC	                      Common Stock	50075N104   6,709,034.07       179,578	      SOLE	    NONE      SOLE
KROGER CO	                      Common Stock	501044101   5,155,832.50       212,875	      SOLE	    NONE      SOLE
MARATHON OIL	                      Common Stock	565849106     264,893.50	 9,050	      SOLE	    NONE      SOLE
MERCK & CO	                      Common Stock	58933Y105   4,152,730.40       110,152	      SOLE	    NONE      SOLE
MICHELIN-ADR	                      Common Stock	59410T106     190,801.60	16,280	      SOLE	    NONE      SOLE
MICROSOFT CORP	                      Common Stock	594918104   7,450,130.60       286,985	      SOLE	    NONE      SOLE
MOLSON COORS-B	                      Common Stock	60871R209   3,604,676.60	82,790	      SOLE	    NONE      SOLE
MOSAIC CO/THE	                      Common Stock	61945C103   2,037,876.30	40,410	      SOLE	    NONE      SOLE
NATIONAL GRI-ADR	              Common Stock	636274300     460,075.20	 9,490	      SOLE	    NONE      SOLE
NEWMONT MINING	                      Common Stock	651639106   3,169,728.20	52,820	      SOLE	    NONE      SOLE
NIPPON TELEG-ADR	              Common Stock	654624105     512,172.60	20,220	      SOLE	    NONE      SOLE
NOKIA CORP-ADR	                      Common Stock	654902204     202,367.70	41,985	      SOLE	    NONE      SOLE
NOVARTIS AG-ADR	                      Common Stock	66987V109     525,106.45	 9,185	      SOLE	    NONE      SOLE
ORACLE CORP	                      Common Stock	68389X105   2,258,585.10	88,054	      SOLE	    NONE      SOLE
PANASONIC-ADR	                      Common Stock	69832A205     257,573.00	30,700	      SOLE	    NONE      SOLE
PFIZER INC	                      Common Stock	717081103   4,473,290.96       206,714	      SOLE	    NONE      SOLE
PG&E CORP	                      Common Stock	69331C108   1,937,340.00	47,000	      SOLE	    NONE      SOLE
PNC FINANCIAL SE	              Common Stock	693475105   3,213,660.75	55,725	      SOLE	    NONE      SOLE
PRUDENTIAL-ADR	                      Common Stock	74435K204     159,894.00	 8,100	      SOLE	    NONE      SOLE
PUB SERV ENTERP	                      Common Stock	744573106     273,983.00	 8,300	      SOLE	    NONE      SOLE
RALCORP HLDGS	                      Common Stock	751028101   2,211,655.65	30,500	      SOLE	    NONE      SOLE
RESEARCH IN MOTI	              Common Stock	760975102      64,815.00	 4,470	      SOLE	    NONE      SOLE
ROYAL DUTCH-ADR	                      Common Stock	780259206     511,995.45	 7,005	      SOLE	    NONE      SOLE
SAP AG-SPONS ADR	              Common Stock	803054204     384,946.50	 7,270	      SOLE	    NONE      SOLE
SEMPRA ENERGY	                      Common Stock	816851109   2,218,425.00	40,335	      SOLE	    NONE      SOLE
SIEMENS AG-ADR	                      Common Stock	826197501     376,703.40	 3,940	      SOLE	    NONE      SOLE
SONY CORP-ADR	                      Common Stock	835699307     307,942.80	17,070	      SOLE	    NONE      SOLE
STATOIL ASA-ADR	                      Common Stock	85771P102     241,758.40	 9,440	      SOLE	    NONE      SOLE
SYMANTEC CORP	                      Common Stock	871503108   2,697,512.25       172,365	      SOLE	    NONE      SOLE
TARGET CORP	                      Common Stock	87612E106   4,381,512.46	85,543	      SOLE	    NONE      SOLE
TECO ENERGY INC	                      Common Stock	872375100   1,778,106.00	92,900	      SOLE	    NONE      SOLE
TEVA PHARM-ADR	                      Common Stock	881624209     355,975.20	 8,820	      SOLE	    NONE      SOLE
TORONTO-DOM BANK	              Common Stock	891160509     296,995.70	 3,970	      SOLE	    NONE      SOLE
TOTAL SA-SP ADR	                      Common Stock	89151E109     254,016.70	 4,970	      SOLE	    NONE      SOLE
TRAVELERS COS IN	              Common Stock	89417E109   6,922,120.79       116,987	      SOLE	    NONE      SOLE
UNILEVER PLC-ADR	              Common Stock	904767704     553,415.20	16,510	      SOLE	    NONE      SOLE
UNITEDHEALTH GRP	              Common Stock	91324P102   6,045,971.96       119,297	      SOLE	    NONE      SOLE
US BANCORP	                      Common Stock	902973304   4,393,213.41       162,411	      SOLE	    NONE      SOLE
VF CORP	                              Common Stock	918204108   3,337,297.20	26,280	      SOLE	    NONE      SOLE
VODAFONE GRP-ADR	              Common Stock	92857W209     440,631.60	15,720	      SOLE	    NONE      SOLE
WAL-MART STORES	                      Common Stock	931142103   5,959,864.80	99,730	      SOLE	    NONE      SOLE
WILLIAMS COS INC	              Common Stock	969457100      46,646.51	 1,730	      SOLE	    NONE      SOLE




ck	459200101   3,890,857.50	22,250	      SOLE	    NONE      SOLE
Imperial Tobacco Group PLC Sp ADR     Common Stock	453142101     593,835.00	 9,510	      SOLE	    NONE      SOLE
Johnson & Johnson	              Common Stock	478160104   4,592,685.90	72,110	      SOLE	    NONE      SOLE
Kimberly Clark Corp.	              Common Stock	494368103   4,748,438.70	66,870	      SOLE	    NONE      SOLE
Kraft Foods, Inc.	              Common Stock	50075N104   5,324,545.53       158,563	      SOLE	    NONE      SOLE
Kroger Co.	                      Common Stock	501044101   4,149,891.00       188,975	      SOLE	    NONE      SOLE
Lilly, Eli & Co.	              Common Stock	532457108   2,908,245.05	78,665	      SOLE	    NONE      SOLE
Marathon Oil Corp	              Common Stock	565849106     203,283.60	 9,420	      SOLE	    NONE      SOLE
Merck & Co. Inc.	              Common Stock	58933Y105   3,118,010.40	95,352	      SOLE	    NONE      SOLE
Michelin Compagnie Generale de ADR    Common Stock	59410T106     357,123.80        32,270	      SOLE	    NONE      SOLE
Microsoft Corp.	                      Common Stock	594918104   5,568,515.25       223,725	      SOLE	    NONE      SOLE
Molson Coors	                      Common Stock	60871R209   2,866,773.75        72,375	      SOLE	    NONE      SOLE
Mosaic Company	                      Common Stock	61945C103   1,741,618.05        35,565	      SOLE	    NONE      SOLE
National Grid PLC Sp ADR	      Common Stock	636274300     470,704.00	 9,490	      SOLE	    NONE      SOLE
Newmont Mining Corp.	              Common Stock	651639106   2,899,791.75        46,065	      SOLE	    NONE      SOLE
Nippon Teleg & Tel Corp Sp ADR	      Common Stock	654624105     507,261.00        21,180	      SOLE	    NONE      SOLE
Nokia Corp Sp ADR	              Common Stock	654902204     163,489.10        28,885	      SOLE	    NONE      SOLE
Novartis AG Sp ADR	              Common Stock	66987V109     512,247.45	 9,185	      SOLE	    NONE      SOLE
Oracle corp.	                      Common Stock	68389X105   2,264,826.96        78,804	      SOLE	    NONE      SOLE
Panasonic Corp ADR	              Common Stock	69832A205     292,264.00        30,700	      SOLE	    NONE      SOLE
Pfizer, Inc.	                      Common Stock	717081103   3,266,097.12       184,734	      SOLE	    NONE      SOLE
PG & E Corp.	                      Common Stock	69331C108   1,725,840.00        40,800	      SOLE	    NONE      SOLE
POSCO Sp ADR	                      Common Stock	693483109     125,416.50	 1,650	      SOLE	    NONE      SOLE
Public Service Enterprise Group	      Common Stock	744573106     259,118.05	 7,765	      SOLE	    NONE      SOLE
Ralcorp Holdings Inc.	              Common Stock	751028101   2,025,144.00        26,400	      SOLE	    NONE      SOLE
Research In Motion Ltd	              Common Stock	760975102     180,061.00	 8,870	      SOLE	    NONE      SOLE
Royal Dutch Shell PLC Sp ADR A	      Common Stock	780259206     318,058.40	 5,170	      SOLE	    NONE      SOLE
Sap AG Sp ADR	                      Common Stock	803054204     388,255.40	 7,670	      SOLE	    NONE      SOLE
Sempra Energy	                      Common Stock	816851109   1,850,910.00	35,940	      SOLE	    NONE      SOLE
Siemens AG Sp ADR	              Common Stock	826197501     353,772.60	 3,940	      SOLE	    NONE      SOLE
Sony Corp ADR	                      Common Stock	835699307     335,730.00	17,670	      SOLE	    NONE      SOLE
StatoilHydro ASA Sp ADR	              Common Stock	85771P102     216,577.50	10,050	      SOLE	    NONE      SOLE
Symantec Corp	                      Common Stock	871503108   2,478,659.50       152,065	      SOLE	    NONE      SOLE
Target Corp.	                      Common Stock	87612E106   3,674,223.92	74,923	      SOLE	    NONE      SOLE
Teco Energy Inc.	              Common Stock	872375100   1,377,252.00	80,400	      SOLE	    NONE      SOLE
Telefonica SA Sp ADR	              Common Stock	879382208      17,208.00	   900	      SOLE	    NONE      SOLE
Teva Pharmaceutical Industries Ltd ADRCommon Stock	881624209     339,446.40	 9,120	      SOLE	    NONE      SOLE
Toronto Dominion Bank Ont	      Common Stock	891160509     281,671.50	 3,970	      SOLE	    NONE      SOLE
Total SA Sp ADR	                      Common Stock	89151E109     218,033.90	 4,970	      SOLE	    NONE      SOLE
Travelers Companies, Inc.	      Common Stock	89417E109   5,026,596.96       103,152	      SOLE	    NONE      SOLE
Unilever PLC Sp ADR	              Common Stock	904767704     559,548.60	17,940	      SOLE	    NONE      SOLE
United Healthcare Corp.	              Common Stock	91324P102   4,856,758.84       105,307	      SOLE	    NONE      SOLE
Us Bancorp	                      Common Stock	902973304   3,356,588.54       142,591	      SOLE	    NONE      SOLE
V.F. Corp.	                      Common Stock	918204108   2,795,567.60	23,005	      SOLE	    NONE      SOLE
Vodafone Group PLC New Sp ADR	      Common Stock	92857W209     403,375.20	15,720	      SOLE	    NONE      SOLE
Wal-Mart Stores, Inc.	              Common Stock	931142103   4,532,427.00	87,330	      SOLE	    NONE      SOLE
Williams Cos Inc	              Common Stock	969457100      42,108.20	 1,730	      SOLE	    NONE      SOLE







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